PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Property plant and equipment	$ 9,542,335	$ 8,955,666	$ 8,325,304
Property, Plant and Equipment, Gross [member]
Statement [Line Items]
Property plant and equipment	16,621,476	15,596,993
Accumulated depreciation and impairment [member]
Statement [Line Items]
Property plant and equipment	(7,079,141)	(6,641,327)
Construction work in progress [member]
Statement [Line Items]
Property plant and equipment	3,592,689	2,822,874	1,944,578
Construction work in progress [member] | Property, Plant and Equipment, Gross [member]
Statement [Line Items]
Property plant and equipment	3,592,689	2,822,874
Land [Member]
Statement [Line Items]
Property plant and equipment	893,237	888,465	930,372
Land [Member] | Property, Plant and Equipment, Gross [member]
Statement [Line Items]
Property plant and equipment	893,237	888,465
Buildings [member]
Statement [Line Items]
Property plant and equipment	2,085,868	2,165,318	2,248,784
Buildings [member] | Property, Plant and Equipment, Gross [member]
Statement [Line Items]
Property plant and equipment	4,510,660	4,463,660
Buildings [member] | Accumulated depreciation and impairment [member]
Statement [Line Items]
Property plant and equipment	(2,424,792)	(2,298,342)
Plant and equipment [member]
Statement [Line Items]
Property plant and equipment	2,760,925	2,915,611	3,026,136
Plant and equipment [member] | Property, Plant and Equipment, Gross [member]
Statement [Line Items]
Property plant and equipment	7,220,981	7,079,150
Plant and equipment [member] | Accumulated depreciation and impairment [member]
Statement [Line Items]
Property plant and equipment	(4,460,056)	(4,163,539)
Information technology equipment [member]
Statement [Line Items]
Property plant and equipment	22,642	23,516	26,166
Information technology equipment [member] | Property, Plant and Equipment, Gross [member]
Statement [Line Items]
Property plant and equipment	108,645	104,522
Information technology equipment [member] | Accumulated depreciation and impairment [member]
Statement [Line Items]
Property plant and equipment	(86,003)	(81,006)
Fixtures and fittings [member]
Statement [Line Items]
Property plant and equipment	11,017	13,563	16,627
Fixtures and fittings [member] | Property, Plant and Equipment, Gross [member]
Statement [Line Items]
Property plant and equipment	49,861	49,302
Fixtures and fittings [member] | Accumulated depreciation and impairment [member]
Statement [Line Items]
Property plant and equipment	(38,844)	(35,739)
Motor vehicles [member]
Statement [Line Items]
Property plant and equipment	45,927	13,678	15,055
Motor vehicles [member] | Property, Plant and Equipment, Gross [member]
Statement [Line Items]
Property plant and equipment	98,126	59,351
Motor vehicles [member] | Accumulated depreciation and impairment [member]
Statement [Line Items]
Property plant and equipment	(52,199)	(45,673)
Other property, plant and equipment [member]
Statement [Line Items]
Property plant and equipment	130,030	112,641	$ 117,586
Other property, plant and equipment [member] | Property, Plant and Equipment, Gross [member]
Statement [Line Items]
Property plant and equipment	147,277	129,669
Other property, plant and equipment [member] | Accumulated depreciation and impairment [member]
Statement [Line Items]
Property plant and equipment	$ (17,247)	$ (17,028)